Capitalized Software (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capitalized Software
Amount of capitalized software	$ 6,177,005	$ 4,429,289
Amortization expense	$ 3,991,553	$ 2,919,006